Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
Our operating segments are organized based on the nature of markets and customers. Following the Transactions, we revised our segment structure and began to manage and report our operating results through four operating segments as defined below. We have reflected this revised structure for all historical periods presented.
OILFIELD SERVICES

Oilfield Services provides products and services for onshore and offshore operations across the lifecycle of a well, ranging from drilling, evaluation, completion, production and intervention. Products and services include diamond and tri-cone drill bits, drilling services, including directional drilling technology, measurement while drilling & logging while drilling, downhole completion tools and systems, wellbore intervention tools and services, wireline services, drilling and completions fluids, oilfield and industrial chemicals, pressure pumping, and artificial lift technologies, including electrical submersible pumps.
OILFIELD EQUIPMENT

Oilfield Equipment provides a broad portfolio of products and services required to facilitate the safe and reliable flow of hydrocarbons from the subsea wellhead to the surface. Products and services include pressure control equipment and services, subsea production systems and services, drilling equipment, and flexible pipeline systems. Oilfield Equipment designs and manufactures onshore and offshore drilling and production systems and equipment for floating production platforms and provides a full range of services related to onshore and offshore drilling activities.
TURBOMACHINERY & PROCESS SOLUTIONS
Turbomachinery & Process Solutions provides equipment and related services for mechanical-drive, compression and power-generation applications across the oil and gas industry as well as products and services to serve the downstream segments of the industry including refining, petrochemical, distributed gas, flow and process control and other industrial applications.  The Turbomachinery & Process Solutions portfolio includes drivers (aero-derivative gas turbines, heavy-duty gas turbines and synchronous and induction electric motors), compressors (centrifugal and axial, direct drive high speed, integrated, subsea compressors, turbo expanders and reciprocating), turn-key solutions (industrial modules and waste heat recovery), pumps, valves, and compressed natural gas (CNG) and small-scale liquefied natural gas (LNG) solutions used primarily for shale oil and gas field development.
DIGITAL SOLUTIONS
Digital Solutions provides equipment and services for a wide range of industries, including oil & gas, power generation, aerospace, metals, and transportation. The offerings include sensor-based measurement, non-destructive testing and inspection, turbine, generator and plant controls and condition monitoring, as well as pipeline integrity solutions.
SEGMENT RESULTS
Summarized financial information is shown in the following tables. Consistent accounting policies have been applied by all segments within the Company, for all reporting periods. The current year results, and balances, may not be comparable to prior years as the current year includes the results of Baker Hughes from July 3, 2017.

Segment revenue	2017	2016
Oilfield Services	$5,881	$788
Oilfield Equipment	2,661	3,540
Turbomachinery & Process Solutions	6,295	6,668
Digital Solutions	2,342	2,086
Total	$17,179	$13,082

The performance of our operating segments is evaluated based on segment operating income (loss), which is defined as income (loss) before income taxes and equity in loss of affiliate and before the following: net interest expense, net other non operating income (loss), corporate expenses, restructuring, impairment and other charges, inventory impairments, merger and related costs, goodwill impairments and certain gains and losses not allocated to the operating segments.

Segment income (loss) before income taxes	2017	2016
Oilfield Services	$67	$(207)
Oilfield Equipment	26	305
Turbomachinery & Process Solutions	665	1,058
Digital Solutions	357	363
Total segment	1,115	1,519
Corporate	(370)	(375)
Inventory impairment and related charges (1)	(244)	(138)
Restructuring, impairment and other	(412)	(516)
Goodwill impairment	—	—
Merger and related costs	(373)	(33)
Other non operating income, net	80	3
Interest expense, net	(131)	(102)
Total	$(335)	$358

(1)
Inventory impairments and related charges are reported in the "Cost of goods sold" caption of the consolidated and combined statements of income (loss). 2017 includes $87 million of adjustments to write-up the acquired inventory to its estimated fair value on acquisition of Baker Hughes as this inventory was used or sold in the six months ended December 31, 2017.

The following table presents total assets by segment at December 31:

Segments assets	2017	2016
Oilfield Services (1)	$32,841	$4,063
Oilfield Equipment	7,613	8,701
Turbomachinery & Process Solutions	9,147	8,090
Digital Solutions	3,830	3,140
Total segment	53,431	23,994
Corporate and eliminations (2)	3,069	(2,528)
Total	$56,500	$21,466

(1)	Goodwill acquired as a result of the Baker Hughes acquisition has been preliminarily allocated to Oilfield Services. See "Note 7. Goodwill and Other Intangible Assets" for further details.

(2)	Corporate and eliminations in total segment assets includes adjustments of intercompany investments and receivables that are reflected within the total assets of the four reportable segments.
The following table presents depreciation and amortization by segment for the years ended December 31:

Segment depreciation and amortization	2017	2016
Oilfield Services	$613	$132
Oilfield Equipment	187	154
Turbomachinery & Process Solutions	174	186
Digital Solutions	119	78
Total Segment	1,093	550
Corporate	10	—
Total	$1,103	$550

The following table presents net property, plant and equipment by its geographic location at December 31:

Property, plant and equipment - net	2017	2016
U.S.	$4,054	$833
Non-U.S.	2,905	1,492
Total	$6,959	$2,325